CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Mar. 31, 2017
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

16.CONVERTIBLE REDEEMABLE PREFERRED SHARES

On March 31, 2013, there were 1,094,668 Series A convertible redeemable participating preferred shares (“Series A shares”), 686,368 Series B convertible redeemable participating preferred shares (“Series B shares”), 794,250 Series C1 convertible redeemable participating preferred shares (“Series C1 shares”), 126,286 convertible redeemable participating preferred shares (“Series C2 shares”), 1,024,318 Series C3 convertible redeemable participating preferred shares (“Series C3 shares”) (Series C1 shares, Series C2 shares and Series C3 shares are collectively referred to as “Series C shares”), 3,538,864 Series D1 convertible redeemable participating preferred shares (“Series D1 shares”), 2,307,536 Series D2 convertible redeemable participating preferred shares (“Series D2 shares”) (Series D1 shares and Series D2 shares are collectively referred to as “Series D shares”), 4,289,457 Series E convertible redeemable participating preferred shares (“Series E shares”) and 4,654,697 Series F shares outstanding.

On August 28, 2013, the Company issued 1,953,499 Series F shares, which are under the same terms of Series F shares issued on March 28, 2013 to a group of investors for a consideration of $25,181.

On October 16, 2013, a total number of 596,484 Class A common shares and Series D1 and D2 preferred shares held by certain existing shareholders were sold to a third party investor pursuant to the share purchase agreements dated September 12, 2013. The existing shares were sold for $12.0309 per share, which was the same as the selling price of existing shares to new investors in March 2013. The 596,484 sold shares were redesignated as 596,484 Series F shares immediately after the completion of the sale and purchase of the shares. The price agreed and paid by the purchaser of Series F shares was $14.1792 per share, which was determined by the Company and agreed by the purchaser based on the estimated equity value of the Company on the date of the share purchase agreement. Total sold price of $7,176 was paid by the purchaser to the sellers in October 2013. The difference of selling price and purchase price of the shares totaling $1,281 was paid by the purchaser to the Company in October 2013. The Company credited for the $1,281 to the series F shares.

On April 9, 2014, 1,094,668 Series A shares, 686,368 Series B shares, 794,250 Series C1 shares, 126,286 Series C2 shares, 1,024,318 Series C3 shares, 3,488,864 Series D1 shares, 2,072,624 Series D2 shares, 4,289,457 Series E shares and 7,204,680 Series F shares preferred shares had been automatically converted into Class A common shares after the closing of IPO.

The Series A, B, C, D, E and F shares are collectively referred to as the preferred shares.

Key terms of the preferred shares are summarized as follows:

Redemption

The original redemption price of the Series A, B, C, D and E shares equaled the sum of (i) the preferred share original issue price, and (ii) interest calculated at 10% per year compounded annually from the original preferred share issue date until original maturity on April 22, 2012.  The Company recognized entire changes in the redemption value and adjusted the carrying value of the preferred shares to equal the redemption value immediately when the preferred shares were issued. As a result, $26,353 of redemption premium of the preferred shares was recorded as a deemed dividend upon issuance of those preferred shares.

Series E shares which were originally redeemable upon or at any time after (i) November 28, 2011, if no qualified IPO or a company sale had occurred by such date, or (ii) February 28, 2011, in the event that any shareholder refused to participate in a company sale.

Pursuant to a supplemental agreement entered into between the Company and the holders of Series E shares dated on July 14, 2011, Series E shares would be redeemable after April 22, 2012, hence additional redemption premium of $2,312 related to the period from the original redemption due date of July 14, 2011 to April 22, 2012 was charged as deemed dividend for the year ended March 31, 2012.

Voting rights

Preferred shareholders are entitled to the number of votes equal to the number of common shares into which such preferred shares could be converted at the record date.

Dividends

Whenever a dividend is declared by the Board of Directors of the Group, the preferred shares holders shall receive, in preference to any dividend on any common shares a non-cumulative dividend in an amount equal to 6% annually of the preferred shares’ original purchase price, as adjusted for stock splits, stock dividends, etc., and shall also participate on an as converted basis with respect to any dividends payable to the common shares.

Conversion

Each preferred share shall be convertible, at the option of the holder thereof, at any time after the preferred shares’ original date of issuance, into such number common shares as determined by dividing the preferred share original issue price by preferred share conversion price.

The initial conversion ratio was one for one.  The conversion price has a standard anti-dilution adjustment term for items such as stock splits and recapitalization.  It also has a down-round provision, under which when the Company issues any additional shares at a price per share that is lower than the conversion price per share then in effect, the conversion price per share is adjusted down.  There have been no such adjustments to the conversion price.

Each preferred share was automatically converted into commons upon the closing of the Company’s IPO.

Liquidation preference

Upon occurrence of a liquidation event, an amount shall be paid with respect to each preferred share equal to 100% of the original purchase price, plus any declared but unpaid dividends, adjusted for any share dividends, combinations, splits, recapitalizations and the like. If, after liquidation, distribution, or winding up, the assets of the Company are insufficient to make payment in full to all preferred shareholders, then such assets shall be distributed among the preferred shareholders ratably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

The preferred shares were accounted for as mezzanine equity.